Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,560,031	$ 220,808	¥ 1,137,473	$ 160,999	¥ 1,588,278
Restricted cash			55,810	7,899	92,653
Contract assets					11,000
Short-term investments	1,926	273	32,000	4,529
Prepayments and other receivables	131,130	18,560	136,036	19,255	88,972
Other financial assets					255,958
Total current assets	1,693,087	239,641	1,361,319	192,682	2,036,861
Property, equipment and software	26,625	3,769	30,069	4,256	27,659
Operating lease right-of-use assets	17,592	2,490	16,435	2,326
Intangible assets	148,844	21,068	148,844	21,068	148,844
Goodwill	162,574	23,011	162,574	23,011	162,574
Other non-current assets			18,331	2,594
Total assets	2,048,722	289,979	1,737,572	245,937	2,375,938
Current liabilities
Short-term borrowings			50,000	7,078	80,000
Accruals and other payables	243,068	34,404	273,553	38,719	67,674
Advance from customers					14,151
Operating lease liabilities, current	8,202	1,161	6,807	963
Research and development funding received					178,715
Ordinary shares to be issued to Everest			258,119	36,534
Warrant liabilities					5,618
Total current liabilities	251,270	35,565	588,479	83,294	346,158
Convertible promissory notes	69,138	9,787	68,199	9,652	67,026
Operating lease liabilities, non-current	7,254	1,027	7,492	1,060
Deferred subsidy income	7,760	1,098	3,920	555	2,500
Other non-current liabilities	9,424	1,334
Total liabilities	344,846	48,811	668,090	94,561	415,684
Commitments and contingencies
Mezzanine equity
Total mezzanine equity			3,104,177	439,368	2,915,358
Shareholders' equity (deficit)
Ordinary shares	92	13	6	1	6
Treasury stock					(1)
Additional paid-in capital	4,675,991	661,844	389,379	55,113	0
Accumulated other comprehensive income	104,853	14,841	70,127	9,926	59,380
Accumulated deficit	(3,077,060)	(435,530)	(2,494,207)	(353,032)	(1,014,489)
Total shareholders' equity (deficit)	1,703,876	241,168	(2,034,695)	(287,992)	(955,104)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	¥ 2,048,722	$ 289,979	1,737,572	245,937	2,375,938
Series A Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			687,482	97,307	687,482
Series B Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			921,243	130,393	921,243
Series C Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			1,306,633	184,942	¥ 1,306,633
Series C-1 Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			¥ 188,819	$ 26,726